Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Jul. 27, 2012
Document And Entity Information
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Document Type	6-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float
Entity Common Stock, Shares Outstanding		128,877,243
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents (Note 4)	$ 10,520,262	$ 14,512,198
Short-term investments (Note 4)	0	4,916,421
Receivables	165,514	424,522
Prepaid expenses	407,053	955,121
Total current assets	11,092,829	20,808,262
Equipment (Note 6)	663,266	754,846
Mineral property interests (Note 8)	55,022,183	52,678,763
Reclamation deposits	397,958	215,066
Other assets	156,643	132,873
Total assets	67,332,879	74,589,810
Current
Accounts payable and accrued liabilities	580,829	1,804,126
Loans payable to Oyu Tolgoi LLC (Note 9)	4,863,805	4,327,878
Deferred income tax liabilities	8,014,607	9,392,614
Total liabilities	13,459,241	15,524,618
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 128,877,243 (December 31, 2011 - 127,016,788) issued and outstanding	167,428,814	165,574,192
Additional paid-in capital	18,655,473	17,420,307
Accumulated other comprehensive income (Note 13)	1,939,546	1,901,351
Accumulated deficit during the exploration stage	(134,150,195)	(125,830,658)
Total stockholders' equity	53,873,638	59,065,192
Total liabilities and stockholders' equity	$ 67,332,879	$ 74,589,810

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Stockholders equity:
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares
Common stock, issued shares	128,877,243	127,016,788
Common stock, outstanding shares	128,877,243	127,016,788

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		203 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
EXPENSES
Exploration (Note 8)	$ 2,402,084	$ 5,698,144	$ 6,018,071	$ 9,345,806	$ 90,773,394
General and administration	1,068,765	1,531,973	3,138,367	3,369,654	51,249,390
Depreciation	39,172	50,083	80,327	106,563	1,356,740
Foreign exchange loss	79,550	319,106	104,888	347,571	374,386
Impairment of mineral property interests					531,005
Gain on sale of mineral property interests (Note 8)		(125,916)	(104,914)	(125,916)	(1,679,437)
Loss from operations	(3,589,571)	(7,473,390)	(9,236,739)	(13,043,678)	(142,605,478)
Gain on sale of investments (Note 5)		2,148,021		2,148,021	3,326,275
Interest income	50,710	129,259	138,828	210,258	5,451,647
Interest expense (Note 5)	(55,344)	(34,338)	(107,520)	(59,970)	(332,479)
Loss from equity investee (Note 5)	(189,507)	(645,264)	(492,113)	(1,289,608)	(4,410,742)
Fair value adjustment of asset backed commercial paper					(2,332,531)
Loss from operations before income taxes	(3,783,712)	(5,875,712)	(9,697,544)	(12,034,977)	(140,903,308)
Current income tax expense					(152,190)
Deferred income tax recovery	539,007	2,257,762	1,378,007	3,074,762	6,905,303
Net loss	(3,244,705)	(3,617,950)	(8,319,537)	(8,960,215)	(134,150,195)
Comprehensive loss:
Net loss	(3,244,705)	(3,617,950)	(8,319,537)	(8,960,215)	(134,150,195)
Unrealized gain (loss) on available for sale securities (Note 13)		(2,069,863)		(1,458,928)
Foreign currency translation adjustment (Note 13)	(1,107,276)	472,699	38,195	1,966,358	1,939,546
Comprehensive loss	$ (4,351,981)	$ (5,215,114)	$ (8,281,342)	$ (8,452,785)	$ (132,210,649)
Basic and diluted net loss per share	$ (0.03)	$ (0.03)	$ (0.06)	$ (0.08)
Weighted average number of common shares outstanding	128,520,100	114,392,617	128,421,851	114,363,263

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During the Exploration Stage	Total
Beginning balance, Amount at Jun. 30, 2011	$ 150,633,125	$ 17,237,304	$ 6,258,144	$ (117,650,665)	$ 56,477,908
Beginning balance, Shares at Jun. 30, 2011	114,664,764
Exercise of stock options, Amount	331,728	(125,112)			206,616
Exercise of stock options, Shares	157,308
Mineral property interests, Amount	1,579,168				1,579,168
Mineral property interests, Shares	700,000
Stock-based compensation		192,964			192,964
Foreign currency translation adjustment			(4,276,782)		(4,276,782)
Changes in available for sale securities			(1,289,069)		(1,289,069)
Net loss				(3,506,238)	(3,506,238)
Ending balance, Amount at Sep. 30, 2011	152,544,021	17,305,156	692,293	(121,156,903)	49,384,567
Ending balance, Shares at Sep. 30, 2011	115,522,072
Mineral property interests, Amount	19,753				19,753
Mineral property interests, Shares	12,500
Stock-based compensation		115,151			115,151
Foreign currency translation adjustment			1,209,058		1,209,058
Marketed offering, Amount	14,075,483				14,075,483
Marketed offering, Shares	11,482,216
Share issue costs	(1,065,065)				(1,065,065)
Net loss				(4,673,755)	(4,673,755)
Ending balance, Amount at Dec. 31, 2011	165,574,192	17,420,307	1,901,351	(125,830,658)	59,065,192
Ending balance, Shares at Dec. 31, 2011	127,016,788
Exercise of stock options, Amount	(44,679)	44,679
Mineral property interests, Amount	52,293				52,293
Mineral property interests, Shares	40,000
Stock-based compensation		1,149,434			1,149,434
Foreign currency translation adjustment			1,145,471		1,145,471
Exercise of over allotment, Amount	1,628,583				1,628,583
Exercise of over allotment, Shares	1,320,455
Share issue costs	(108,058)				(108,058)
Net loss				(5,074,832)	(5,074,832)
Ending balance, Amount at Mar. 31, 2012	167,102,331	18,614,420	3,046,822	(130,905,490)	57,858,083
Ending balance, Shares at Mar. 31, 2012	128,377,243
Mineral property interests, Amount	326,483				326,483
Mineral property interests, Shares	500,000
Stock-based compensation		41,053			41,053
Foreign currency translation adjustment			(1,107,276)		(1,107,276)
Net loss				(3,244,705)	(3,244,705)
Ending balance, Amount at Jun. 30, 2012	$ 167,428,814	$ 18,655,473	$ 1,939,546	$ (134,150,195)	$ 53,873,638
Ending balance, Shares at Jun. 30, 2012	128,877,243

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		203 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,244,705)	$ (3,617,950)	$ (8,319,537)	$ (8,960,215)	$ (134,150,195)
Items not affecting cash:
Depreciation	39,172	50,083	80,327	106,563	1,356,740
Stock-based compensation	41,053	138,077	1,190,487	683,046	22,736,369
Fair value adjustment of asset backed commercial paper					2,332,531
Escrow shares compensation					2,001,832
Mineral property interest paid in stock and warrants					4,052,698
Loss from equity investee	189,507	645,264	492,113	1,289,608	4,410,742
Interest expense	55,344	34,338	107,520	59,970	332,479
Deferred income tax recovery	(539,007)	(2,257,762)	(1,378,007)	(3,074,762)	(6,905,303)
Gain on sale of mineral property interest		(125,916)	(104,914)	(125,916)	(1,679,437)
Impairment of mineral property interests					531,005
Gain on sale of investments		(2,148,021)		(2,148,021)	(3,326,275)
Other items not affecting cash	155,371	(34,338)	105,420	(51,509)	150,837
Changes in assets and liabilities:
Receivables	(30,793)	(100,139)	261,657	67,675	(68,396)
Prepaid expenses	136,115	304,331	339,681	480,155	(510,880)
Other assets	(32,502)		(32,502)		(32,502)
Accounts payable and accrued liabilities	(1,245,880)	1,349,132	(1,193,830)	1,239,707	318,664
Net cash used in operating activities	(4,476,325)	(5,762,901)	(8,451,585)	(10,433,699)	(108,449,091)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock		48,356	1,628,583	401,850	131,003,994
Share issue costs			(108,058)		(4,866,271)
Net cash provided by financing activities		48,356	1,520,525	401,850	126,137,723
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition of PacMag Metals Limited					837,263
Mineral property interest	(100,000)	30,797	(2,210,000)		(3,204,610)
Reclamation deposits	32,502	(62,819)		(62,819)	(211,188)
Short term investments	5,076,271		5,076,271
Purchase of asset backed commercial paper					(4,031,122)
Acquisition of PacMag Metals Limited					(7,465,495)
Acquisition of equipment		(36,017)	(17,307)	(200,267)	(2,105,026)
Proceeds from sale of mineral property interest		125,916	104,914	125,916	1,596,305
Proceeds from sale of investments		3,174,208		3,174,208	5,734,895
Net cash provided by (used in) investing activities	5,008,773	3,232,085	2,953,878	3,037,038	(8,848,978)
Effect of foreign currency translation on cash and cash equivalents	(288,263)	498,708	(14,754)	977,312	1,680,608
Change in cash and cash equivalents during the period	244,185	(1,983,752)	(3,991,936)	(6,017,499)	10,520,262
Cash and cash equivalents, beginning of period	10,276,077	17,262,422	14,512,198	21,296,169
Cash and cash equivalents, end of period	10,520,262	15,278,670	10,520,262	15,278,670	10,520,262
Cash paid for interest during the period
Cash paid for income taxes during the period

1. NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 1. NATURE OF OPERATIONS

Entrée Gold Inc. was incorporated under the laws of the Province of British Columbia on July 19, 1995 and continued under the laws of the Yukon Territory on January 22, 2003. On May 27, 2005, Entrée Gold Inc. changed its governing jurisdiction from the Yukon Territory to British Columbia by continuing into British Columbia under the Business Corporations Act (British Columbia). The principal business activity of Entrée Gold Inc., together with its subsidiaries (collectively referred to as “the Company”), is the exploration of mineral property interests. To date, the Company has not generated significant revenues from its operations and is considered to be in the exploration stage.

All amounts are expressed in United States dollars, except for certain amounts denoted in Canadian dollars ("C$"), and Australian dollars ("A$").

These consolidated financial statements have been prepared on the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company currently earns no operating revenues. Continued operations of the Company are dependent upon the Company’s ability to secure additional equity capital or receive other financial support, and in the longer term to generate profits from business operations. Management believes that the Company has sufficient working capital to maintain its operations for the next 12 months.

2. BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 2. BASIS OF PRESENTATION

The interim period financial statements have been prepared by the Company in conformity with generally accepted accounting principles in the United States of America. The preparation of financial data is based on accounting principles and practices consistent with those used in the preparation of annual financial statements, and in the opinion of management these financial statements contain all adjustments necessary (consisting of normally recurring adjustments) to present fairly the financial information contained therein. Certain information and footnote disclosure normally included in the financial statements prepared in conformity with generally accepted accounting principles in the United States of America have been condensed or omitted. These interim period statements should be read together with the most recent audited financial statements and the accompanying notes for the year ended December 31, 2011. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012.

3. SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 3. SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended December 31, 2011.

4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments consist of the following:

	June 30,	December 31,
	2012	2011
Cash at bank and in hand	$10,520,262	$10,579,061
Cash equivalent investments	-	3,933,137
Short-term investments	-	4,916,421
	$10,520,262	$19,428,619

5. LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

5. LONG-TERM INVESTMENTS

Equity Method Investment

The Company has a 20% interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) and 34% by the Government of Mongolia (Note 8). The Company’s share of the loss of the joint venture is $492,113 for the six months ended June 30, 2012 (June 30, 2011 - $1,289,608) plus accrued interest expense of $107,520 for the six months ended June 30, 2012 (June 30, 2011 - $59,970).

Asset Backed Commercial Paper

During the year ended December 31, 2011, the Company sold its asset backed notes (“AB Notes”) with a face value of C$4,007,068, and an expected maturity date of December 20, 2016, for gross cash proceeds of $2,560,687, net of taxes. The Company had designated the notes as available for sale and the notes were recorded at fair value using a discounted cash flow approach. The Company recorded a gain on sale of investments of $1,178,254 for the year ended December 31, 2011.

Australia Listed Equity Securities

During the year ended December 31, 2011, the Company sold its Australian listed securities for gross cash proceeds of $3,174,208, net of taxes. The Company recorded a gain on sale of investments of $2,148,021 for the year ended December 31, 2011.

6. EQUIPMENT	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 6. EQUIPMENT

		June 30,	2012	December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
Office equipment	$125,407	$88,015	$37,392	$125,486	$83,346	$42,140
Computer equipment	580,324	360,956	219,368	577,249	322,882	254,367
Field equipment	553,728	272,207	281,521	568,984	246,363	322,621
Buildings	421,597	296,612	124,985	422,468	286,750	135,718
	$1,681,056	$1,017,790	$663,266	$1,694,187	$939,341	$754,846

7. ACQUISITIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 7. ACQUISITIONS

The Company acquired all of the outstanding shares of PacMag Metals Limited (now PacMag Metals Pty Ltd) ("PacMag") on June 30, 2010, pursuant to a Scheme Implementation Deed dated November 28, 2009 and amended by a Deed of Variation dated April 12, 2010 with PacMag, by way of schemes of arrangement (the "Schemes") under the laws of Australia. The acquisition has been accounted for as an acquisition of the net assets of PacMag, rather than a business combination, as the net assets acquired did not represent a separate business transaction. For accounting purposes, the Company acquired control of PacMag on June 30, 2010 and these consolidated financial statements include the results of PacMag from June 30, 2010.

As consideration to former shareholders and option holders of PacMag, the Company issued 15,020,801 common shares valued at $28,325,101, paid $6,160,391 and incurred transaction costs of $1,282,789 for total consideration of $35,768,281.

The Company allocated the consideration to assets acquired and liabilities assumed as follows:

Cash	$837,263
Receivables and deposits	174,440
Investments	895,273
Mineral property interests	47,979,966
Equipment	1,488
Accounts payable and accrued liabilities	(128,689)
Deferred income tax liability	(13,991,460)
$35,768,281

For the purposes of these consolidated financial statements, the purchase consideration has been allocated to the fair value of assets acquired and liabilities assumed, based on management’s best estimates and taking into account all available information at the time of acquisition as well as applicable information at the time these consolidated financial statements were prepared.

8. MINERAL PROPERTY INTERESTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 8. MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral property interests. The Company has investigated title to its mineral property interests and, to the best of its knowledge, title to the mineral property interests is in good standing.

Material Properties

The Company’s two principal assets are its interest in the Lookout Hill copper-gold property in Mongolia, and the Ann Mason copper-molybdenum project in Nevada.

Lookout Hill, Mongolia

The Lookout Hill property in the South Gobi region of Mongolia is comprised of two mining licences, Shivee Tolgoi and Javhlant, granted by the Mineral Resources Authority of Mongolia in October 2009. Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the "Earn-In Agreement") with Ivanhoe Mines Ltd. (now Turquoise Hill Resources Ltd.) ("Turquoise Hill"). Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the eastern portion of the Shivee Tolgoi mining licence and all of the Javhlant mining licence (together the "Joint Venture Property"). Most of Turquoise Hill’s rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, OTLLC. The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Turquoise Hill.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Joint Venture Property. OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Joint Venture Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Joint Venture Property. In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée-OTLLC Joint Venture") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Joint Venture Property ("Shivee West") is 100% owned by the Company, but is subject to a first right of refusal by OTLLC.

The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

As of June 30, 2012, the Entrée-OTLLC Joint Venture had expended approximately $22.7 million to advance the Joint Venture Property. Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 9).

Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and patented lode claims. The Company assembled this package of claims through a combination of staking and a series of transactions undertaken since August 2009, including the acquisition of PacMag. The project area includes the Ann Mason copper-molybdenum porphyry deposit, the Blue Hill oxide target, and several early-stage copper porphyry targets including the Blackjack, Roulette and Minnesota targets.

On August 26, 2010, the Company acquired 51% of Honey Badger Exploration Inc.’s ("Honey Badger") interest in unpatented lode claims formerly known as the Blackjack property after incurring expenditures of $900,000 on the property, issuing 37,500 common shares and reimbursing Honey Badger for up to $206,250 of expenditures previously incurred on the property. On July 27, 2011, the Company acquired Honey Badger’s remaining 49% interest in the Blackjack property, by issuing 550,000 common shares and paying $650,000 to Honey Badger. Certain of the claims are subject to an underlying mining lease and option to purchase agreement with two individuals. The underlying agreement provides for an option to purchase the claims for $500,000, a 3% net smelter returns ("NSR") royalty (which may be brought down to a 1% NSR royalty for $2 million) and annual advance minimum royalty payments of $27,500 which commenced in June 2011 and will continue until the commencement of sustained commercial production. The advance payments will be credited against future net smelter returns royalty payments.

In September 2009, the Company entered into an agreement with Bronco Creek Exploration Inc. ("Bronco Creek"), a wholly-owned subsidiary of Eurasian Minerals Inc. (together, "Eurasian Minerals"), whereby the Company may acquire an 80% interest in unpatented lode claims formerly known as the Roulette property. In order to acquire its interest, the Company must: (a) incur expenditures of $1,000,000, make cash payments of $140,000 and issue 85,000 common shares of the Company within three years; (b) make aggregate advance royalty payments totalling $375,000 between the fifth and tenth anniversaries of the agreement; and (c) deliver a bankable feasibility study before the tenth anniversary of the agreement. In accordance with the agreement, the Company has completed required exploration expenditures of $600,000, issued 85,000 shares and made payments totalling $140,000.

During the six months ended June 30, 2012, the Company, through a combination of staking and purchase agreements, acquired or entered into agreements to acquire certain lode claims within or contiguous to the boundaries of its Ann Mason Project pursuant to which the Company paid $2,121,170 and issued 40,000 common shares valued at $52,293. In order to complete the acquisition certain of these claims, the Company is required to pay an additional $1,500,000 by September 13, 2012.

Other Properties

During the six months ended June 30, 2012, the Company also had interests in non-material properties in Australia, United States, and Peru. Non-material properties include the following:

Australia Properties

The Company has a number of mineral property interests in Australia which it acquired in conjunction with the PacMag acquisition, including the Blue Rose joint venture and the Mystique farm-out. The Company holds a 51% interest in the Blue Rose copper-iron-gold-molybdenum joint venture property, with Giralia Resources Pty Ltd., now a subsidiary of Atlas Iron Limited (ASX:AGO) ("Atlas"), retaining the remaining 49% interest. The Company has a farm-out agreement with Black Fire Gold Pty Ltd, a wholly-owned subsidiary of Black Fire Minerals Limited (ASX:BFE – "Black Fire"), pursuant to which Black Fire can earn a 60% interest in the Mystique property by expending $1 million by September 2012 and a 75% interest by expending $2.5 million by September 2014. Black Fire can earn an additional 10% interest by sole funding a pre-feasibility study on the property.

The Company recorded a gain on sale of mineral property interests of $104,914 on the Northling property during the six months ended June 30, 2012 (June 30, 2011 – $125,916).

Empirical

During the six months ended June 30, 2012, the Company entered into an agreement with Empirical Discovery, LLC to purchase a 100% interest in the Lordsburg and Oak Grove properties, subject to a 2% NSR royalty, pursuant to which the Company paid $100,000 and issued 500,000 common shares valued at $326,483. Empirical has an option, until March 1, 2013, to reacquire the Oak Grove property for no consideration in the event that Entree does not complete a minimum amount of drilling prior to January 1, 2013.

 Capitalized mineral property acquisition costs are summarized as follows:

	June 30,	December 31,
	2012	2011
USA
Ann Mason	$52,884,485	$50,973,368
Empirical	967,269	532,550
Other	199,343	199,754
Total USA	54,051,097	51,705,672

AUSTRALIA
Blue Rose JV	557,775	558,927
Mystique	413,311	414,164
Total Australia	971,086	973,091

Total all locations	$55,022,183	$52,678,763

Exploration costs expensed are summarized as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
US	$1,677,194	$4,628,089	$4,546,825	$7,663,795
Mongolia	652,279	1,009,271	1,219,800	1,508,566
Other	72,611	60,784	251,446	173,445

Total all locations	$2,402,084	$5,698,144	$6,018,071	$9,345,806

9. LOANS PAYABLE	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 9. LOANS PAYABLE

Under the terms of the Entrée-OTLLC Joint Venture (Note 8), OTLLC will contribute funds to approved joint venture programs and budgets on the Company’s behalf. Interest on each loan advance shall accrue at an annual rate equal to OTLLC’s actual cost of capital or the prime rate of the Royal Bank of Canada, plus two percent (2%) per annum, whichever is less, as at the date of the advance. The loans will be repayable by the Company monthly from ninety percent (90%) of the Company’s share of available cash flow from the Entrée-OTLLC Joint Venture. In the absence of available cash flow, the loans will not be repayable. The loans are not expected to be repaid within one year.

10. COMMON STOCK	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 10. COMMON STOCK

Share issuances

In January 2012, the underwriters for the Company’s November 2011 marketed offering exercised their over allotment option pursuant to which the Company issued 1,150,000 common shares at a price of C$1.25 per share. Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 170,455 shares at a price of C$1.25 per share. The total gross proceeds from the over allotment were $1,628,583. Related share issuance costs were $108,058.

In January 2012, the Company issued 40,000 shares at a fair value of $52,293 to acquire certain claims within or contiguous to the boundaries of its Ann Mason Project.

In June 2012, the Company issued 500,000 shares at a fair value of $326,483 to Empirical Discovery, LLC to purchase a 100% interest in the Lordsburg and Oak Grove properties.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, as amended in May 2011, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations.

Stock option transactions are summarized as follows:

		Weighted Average
	Number of Options	Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,782,000	1.25
Expired	(50,000)	1.77
Forfeited	(477,500)	1.99
Balance at March 31, 2012	10,390,000	2.02
Granted	100,000	0.73
Expired	(1,127,500)	2.17
Forfeited	(127,000)	2.28
Balance at June 30, 2012	9,235,500	1.98

There were 1,882,000 stock options granted during the six months ended June 30, 2012 with a weighted average exercise price of C$1.22 and a weighted average fair value of C$0.60. The number of stock options exercisable at June 30, 2012 was 9,098,000.

At June 30, 2012, the following stock options were outstanding:

			Aggregate				Aggregate
Number of	Exercise Price		Intrinsic Value			Number of Options	Intrinsic Value
Options	(C$	)	(C$	)	Expiry Date	Exercisable	(C$	)
1,292,500	2.00		-		April 3, 2013	1,292,500	-
12,500	1.55		-		May 21, 2013	12,500	-
37,500	2.02		-		July 17, 2013	37,500	-
1,032,000	1.55		-		September 17, 2013	1,032,000	-
5,000	1.55		-		October 10, 2013	5,000	-
1,289,000	1.32		-		February 12, 2014	1,289,000	-
1,472,500	2.60		-		December 29, 2014	1,472,500	-
300,000	2.34		-		September 22, 2015	300,000	-
1,372,500	2.86		-		November 22, 2015	1,372,500	-
200,000	3.47		-		January 4, 2016	200,000	-
125,000	2.94		-		March 8, 2016	125,000	-
150,000	2.05		-		July 7, 2016	112,500	-
100,000	2.23		-		July 15, 2016	75,000	-
1,697,000	1.25		-		January 6, 2017	1,697,000	-
50,000	1.27		-		January 18, 2014	25,000	-
100,000	0.73		-		June 17, 2018	50,000
9,235,500			$-			9,098,000	$-

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.63 per share as of June 30, 2012, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of June 30, 2012 was Nil. The total intrinsic value of options exercised during the six months ended June 30, 2012 was $Nil (June 30, 2011 - $307,127).

Stock-based compensation

1,882,000 stock options were granted during the six months ended June 30, 2012. The fair value of stock options granted during the six months ended June 30, 2012 was $1,124,930 (June 30, 2011 - $671,037). 2,007,000 options fully vested during the six months ended June 30, 2012, 112,500 options will fully vest in 2012, and the remaining 25,000 options will fully vest in 2013. Stock-based compensation recognized during the six months ended June 30, 2012 was $1,190,487 (June 30, 2011 - $683,046) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended	Cumulative to
	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011	2012
Exploration	$8,902	$-	$266,812	$47,421	$4,074,213
General and administration	32,151	138,077	923,675	635,625	18,662,156
	$41,053	$138,077	$1,190,487	$683,046	$22,736,369

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	June 30,	December 31,
	2012	2011
Risk-free interest rate	1.13%	2.06%
Expected life of options (years)	4.9	4.2
Annualized volatility	73%	74%
Dividend rate	0.00%	0.00%

11. SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	June 30,	December 31,
	2012	2011
Identifiable assets
USA	$54,987,972	$52,424,129
Canada	9,471,347	18,345,690
Australia	1,940,464	1,993,279
Mongolia	913,787	1,781,099
Other	19,309	45,613
	$67,332,879	$74,589,810

12. FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 12. FINANCIAL INSTRUMENTS

The Company's financial instruments generally consist of cash and cash equivalents, short-term investments, receivables, deposits, accounts payable and accrued liabilities and loans payable. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values, except as noted below.

The Company is exposed to currency risk by incurring certain expenditures in currencies other than the Canadian dollar. The Company does not use derivative instruments to reduce this currency risk.

Fair value measurement is based on a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value which are:

Level 1 — Quoted prices that are available in active markets for identical assets or liabilities.

Level 2 — Quoted prices in active markets for similar assets that are observable.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

At June 30, 2012, the Company had Level 1 financial instruments, consisting of cash, with a fair value of $10,520,262.

13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Accumulated OCI, beginning of period:
Currency translation adjustment	$3,046,822	$4,496,376	$1,901,351	$3,002,717
Available for sale securities	-	3,358,932	-	2,747,997
	$3,046,822	$7,855,308	$1,901,351	$5,750,714
Other comprehensive income (loss) for the period:
Currency translation adjustments	$(1,107,276)	$472,699	$38,195	$1,966,358
Unrealized gain on available for sale
investments	-	104,493	-	715,428
Release of OCI on available for sale
investments	-	(2,174,356)	-	(2,174,356)
	$(1,107,276)	$(1,597,164)	$38,195	$507,430
Accumulated OCI, end of period:
Currency translation adjustment	$1,939,546	$4,969,075	$1,939,546	$4,969,075
Available for sale securities	-	1,289,069	-	1,289,069
	$1,939,546	$6,258,144	$1,939,546	$6,258,144

14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions for the six months ended June 30, 2012 consisted of the following items:

•	issuance of 540,000 common shares (June 30, 2011 – 40,000) in payment of mineral property acquisitions valued at $378,776 (June 30, 2011 – $122,189) which have been capitalized as mineral property interests.

•	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $492,113 (June 30, 3011 – $1,289,608).

15. COMMITMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 15. COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2012	$155,558
2013	209,511
2014	206,180
2015	209,987
2016	212,706
2017	88,628
$1,082,570

The Company incurred lease expense of $184,139 (June 30, 2011 – $170,156) for the six months ended June 30, 2012.

16. TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES	The Company did not enter into any transactions with related parties during the six months ended June 30, 2012.

17. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS

Subsequent to June 30, 2012, Entree entered into an agreement to acquire a 100% interest in certain patented lode claims within the boundaries of the Ann Mason Project for $100,000 and a 2% NSR royalty on the claims. The agreement is expected to complete in the third quarter of 2012.

3. SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies Policies
SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended December 31, 2011.

4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Cash Cash Equivalents And Short-Term Investments Tables
Cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments consist of the following:

	June 30,	December 31,
	2012	2011
Cash at bank and in hand	$10,520,262	$10,579,061
Cash equivalent investments	-	3,933,137
Short-term investments	-	4,916,421
	$10,520,262	$19,428,619

6. EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Equipment Tables
Equipment

		June 30	, 2012	December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
Office equipment	$125,407	$88,015	$37,392	$125,486	$83,346	$42,140
Computer equipment	580,324	360,956	219,368	577,249	322,882	254,367
Field equipment	553,728	272,207	281,521	568,984	246,363	322,621
Buildings	421,597	296,612	124,985	422,468	286,750	135,718
	$1,681,056	$1,017,790	$663,266	$1,694,187	$939,341	$754,846

7. ACQUISTIONS (Tables)	6 Months Ended
Jun. 30, 2012
Acquistions Tables
ACQUISTIONS

The Company allocated the consideration to assets acquired and liabilities assumed as follows:

Cash	$837,263
Receivables and deposits	174,440
Investments	895,273
Mineral property interests	47,979,966
Equipment	1,488
Accounts payable and accrued liabilities	(128,689)
Deferred income tax liability	(13,991,460)
$35,768,281

8. MINERAL PROPERTY INTERESTS (Tables)	6 Months Ended
Jun. 30, 2012
Mineral Property Interests Tables
Capitalized mineral property acquisition costs

 Capitalized mineral property acquisition costs are summarized as follows:

	June 30,	December 31,
	2012	2011
USA
Ann Mason	$52,884,485	$50,973,368
Empirical	967,269	532,550
Other	199,343	199,754
Total USA	54,051,097	51,705,672

AUSTRALIA
Blue Rose JV	557,775	558,927
Mystique	413,311	414,164
Total Australia	971,086	973,091

Total all locations	$55,022,183	$52,678,763

Exploration costs expensed are summarized as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
US	$1,677,194	$4,628,089	$4,546,825	$7,663,795
Mongolia	652,279	1,009,271	1,219,800	1,508,566
Other	72,611	60,784	251,446	173,445

Total all locations	$2,402,084	$5,698,144	$6,018,071	$9,345,806

10. COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2012
Common Stock Tables
Stock option transactions

Stock option transactions are summarized as follows:

		Weighted Average
	Number of Options	Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,782,000	1.25
Expired	(50,000)	1.77
Forfeited	(477,500)	1.99
Balance at March 31, 2012	10,390,000	2.02
Granted	100,000	0.73
Expired	(1,127,500)	2.17
Forfeited	(127,000)	2.28
Balance at June 30, 2012	9,235,500	1.98

At June 30, 2012, the following stock options were outstanding:

			Aggregate				Aggregate
Number of	Exercise Price		Intrinsic Value			Number of Options	Intrinsic Value
Options	(C$	)	(C$	)	Expiry Date	Exercisable	(C$	)
1,292,500	2.00		-		April 3, 2013	1,292,500	-
12,500	1.55		-		May 21, 2013	12,500	-
37,500	2.02		-		July 17, 2013	37,500	-
1,032,000	1.55		-		September 17, 2013	1,032,000	-
5,000	1.55		-		October 10, 2013	5,000	-
1,289,000	1.32		-		February 12, 2014	1,289,000	-
1,472,500	2.60		-		December 29, 2014	1,472,500	-
300,000	2.34		-		September 22, 2015	300,000	-
1,372,500	2.86		-		November 22, 2015	1,372,500	-
200,000	3.47		-		January 4, 2016	200,000	-
125,000	2.94		-		March 8, 2016	125,000	-
150,000	2.05		-		July 7, 2016	112,500	-
100,000	2.23		-		July 15, 2016	75,000	-
1,697,000	1.25		-		January 6, 2017	1,697,000	-
50,000	1.27		-		January 18, 2014	25,000	-
100,000	0.73		-		June 17, 2018	50,000
9,235,500			$-			9,098,000	$-

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended	Cumulative to
	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011	2012
Exploration	$8,902	$-	$266,812	$47,421	$4,074,213
General and administration	32,151	138,077	923,675	635,625	18,662,156
	$41,053	$138,077	$1,190,487	$683,046	$22,736,369

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	June 30,	December 31,
	2012	2011
Risk-free interest rate	1.13%	2.06%
Expected life of options (years)	4.9	4.2
Annualized volatility	73%	74%
Dividend rate	0.00%	0.00%

11. SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
Segment Information Tables
SEGMENT INFORMATION

Geographic information is as follows:

	June 30,	December 31,
	2012	2011
Identifiable assets
USA	$54,987,972	$52,424,129
Canada	9,471,347	18,345,690
Australia	1,940,464	1,993,279
Mongolia	913,787	1,781,099
Other	19,309	45,613
	$67,332,879	$74,589,810

13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	6 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income Oci Tables
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Accumulated OCI, beginning of period:
Currency translation adjustment	$3,046,822	$4,496,376	$1,901,351	$3,002,717
Available for sale securities	-	3,358,932	-	2,747,997
	$3,046,822	$7,855,308	$1,901,351	$5,750,714
Other comprehensive income (loss) for the period:
Currency translation adjustments	$(1,107,276)	$472,699	$38,195	$1,966,358
Unrealized gain on available for sale
investments	-	104,493	-	715,428
Release of OCI on available for sale
investments	-	(2,174,356)	-	(2,174,356)
	$(1,107,276)	$(1,597,164)	$38,195	$507,430
Accumulated OCI, end of period:
Currency translation adjustment	$1,939,546	$4,969,075	$1,939,546	$4,969,075
Available for sale securities	-	1,289,069	-	1,289,069
	$1,939,546	$6,258,144	$1,939,546	$6,258,144

15. COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Commitments Tables
Lease payments	The Company is committed to make lease payments for the rental of office space as follows:
2012	$155,558
2013	209,511
2014	206,180
2015	209,987
2016	212,706
2017	88,628
$1,082,570

4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Cash at bank and in hand	$ 10,520,262	$ 10,579,061
Cash equivalent investments	0	3,933,137
Short-term investments	0	4,916,421
Total cash and cash equivalents	$ 10,520,262	$ 19,428,619

5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
LONG-TERM INVESTMENTS
Loss in joint venture	$ 492,113	$ 1,289,608
Accrued interest expense	107,520	59,970
Asset Backed Notes Face Value			4,007,068
AB Notes Maturity			Dec 20, 2016
AB Notes Gross proceeds net of tax			2,560,687
AB Notes Gain on sale of Investment			1,178,254
Australian listed securities sold, Gross			3,174,208
Australian listed securities Gain on Sale of Investments			$ 2,148,021

6. EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
PropertyPlant and Equipment
Cost	$ 1,681,056	$ 1,694,187
Accumulated Depreciation	1,017,790	939,341
Net Book Value	663,266	754,846
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	125,407	125,486
Accumulated Depreciation	88,015	83,346
Net Book Value	37,392	42,140
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	580,324	577,249
Accumulated Depreciation	360,956	322,882
Net Book Value	219,368	254,367
FieldEquipmentMember
PropertyPlant and Equipment
Cost	553,728	568,984
Accumulated Depreciation	272,207	246,363
Net Book Value	281,521	322,621
BuildingMember
PropertyPlant and Equipment
Cost	421,597	422,468
Accumulated Depreciation	296,612	286,750
Net Book Value	$ 124,985	$ 135,718

7. ACQUISTIONS (Details) (USD $)	Jun. 30, 2012
ACQUISTIONS
Cash	$ 837,263
Receivables and deposits	174,440
Investments	895,273
Mineral property interests	47,979,966
Equipment	1,488
Accounts payable and accrued liabilities	(128,689)
Deferred income tax liability	(13,991,460)
Total Cost Allocation	$ 35,768,281

7. ACQUISITIONS (Details Narrative) (USD $)	Jun. 30, 2012
ACQUISITIONS
Transaction costs for acquisition	$ 1,282,789
Total consideration	$ 35,768,281

8. MINERAL PROPERTY INTERESTS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 55,022,183	$ 52,678,763
USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	54,051,097	51,705,672
USAMember | AnnMasonMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	52,884,485	50,973,368
USAMember | EmpiricalMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	967,269	532,550
USAMember | OtherCountryMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	199,343	199,754
AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	971,086	973,091
AustraliaMember | BlueRoseJVMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	557,775	558,927
AustraliaMember | MystiqueMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 413,311	$ 414,164

8. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 2,402,084	$ 5,698,144	$ 6,018,071	$ 9,345,806
USMember
ExplorationCostsLineItems [Line Items]
Exploration costs	1,677,194	4,628,089	4,546,825	7,663,795
MongoliaMember
ExplorationCostsLineItems [Line Items]
Exploration costs	652,279	1,009,271	1,219,800	1,508,566
OtherCountryMember
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 72,611	$ 60,784	$ 251,466	$ 173,445

8. MINERAL PROPERTY INTERESTS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Cost of exploration	$ 22,700,000
AnnMasonNevadaUnitedStatesMember
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Cost of exploration	2,121,170
Share issued for acquisition	40,000
Share issued for acquisition, value	52,293
NorthlingPropertyMember
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Gain on sale of mineral property interests	104,914	125,916
LordsburgAndOakGrovePropertyMember
ScheduleOfMineralPropertyInterestsLineItems [Line Items]
Ownership percentage	100.00%
Cost of exploration	100,000
Share issued for acquisition	500,000
Share issued for acquisition, value	$ 326,483
Net smelter returns for options to purchase the claim	2.00%

10. COMMON STOCK (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Number of option
Beginning Balance	10,390,000	9,135,500	9,292,800
Granted	100,000	1,782,000	575,000
Exercised	0	0	(427,147)
Cancelled	0	0	(157,153)
Expired	(1,127,500)	(50,000)
Forfeited	(127,000)	(477,500)	(148,000)
Ending Balance	9,235,500	10,390,000	9,135,500
Weighted Average Exercise Price
Beginning Balance	$ 2.02	$ 2.16	$ 2.09
Granted	$ 0.73	$ 1.25	$ 2.77
Exercised			$ 1.66
Cancelled			$ 1.32
Expired	$ 2.17	$ 1.77
Forfeited	$ 2.28	$ 1.99	$ 2.31
Ending Balance	$ 1.98	$ 2.02	$ 2.16

10. COMMON STOCK (Details 1) (USD $)	Jun. 30, 2012
Option Outstanding
Number of Shares	9,235,500
Aggregate Intrinsic Value, (C$)
Option Exercisable
Number of Shares	9,098,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionOneMember
Option Outstanding
Number of Shares	1,292,500
Exercise Price, ($C)	$ 2
Aggregate Intrinsic Value, (C$)
Expiry Date	Apr 3, 2013
Option Exercisable
Number of Shares	1,292,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionTwoMember
Option Outstanding
Number of Shares	12,500
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)
Expiry Date	May 21, 2013
Option Exercisable
Number of Shares	12,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionThreeMember
Option Outstanding
Number of Shares	37,500
Exercise Price, ($C)	$ 2.02
Aggregate Intrinsic Value, (C$)
Expiry Date	Jul 17, 2013
Option Exercisable
Number of Shares	37,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFourMember
Option Outstanding
Number of Shares	1,032,000
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)
Expiry Date	Sep 17, 2013
Option Exercisable
Number of Shares	1,032,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFiveMember
Option Outstanding
Number of Shares	5,000
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)
Expiry Date	Oct 10, 2013
Option Exercisable
Number of Shares	5,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionSixMember
Option Outstanding
Number of Shares	1,289,000
Exercise Price, ($C)	$ 1.32
Aggregate Intrinsic Value, (C$)
Expiry Date	Feb 12, 2014
Option Exercisable
Number of Shares	1,289,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionSevenMember
Option Outstanding
Number of Shares	1,472,500
Exercise Price, ($C)	$ 2.6
Aggregate Intrinsic Value, (C$)
Expiry Date	Dec 29, 2014
Option Exercisable
Number of Shares	1,472,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionEightMember
Option Outstanding
Number of Shares	300,000
Exercise Price, ($C)	$ 2.34
Aggregate Intrinsic Value, (C$)
Expiry Date	Sep 22, 2015
Option Exercisable
Number of Shares	300,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionNineMember
Option Outstanding
Number of Shares	1,372,500
Exercise Price, ($C)	$ 2.86
Aggregate Intrinsic Value, (C$)
Expiry Date	Nov 22, 2015
Option Exercisable
Number of Shares	1,372,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionTenMember
Option Outstanding
Number of Shares	200,000
Exercise Price, ($C)	$ 3.47
Aggregate Intrinsic Value, (C$)
Expiry Date	Jan 4, 2016
Option Exercisable
Number of Shares	200,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionElevenMember
Option Outstanding
Number of Shares	125,000
Exercise Price, ($C)	$ 2.94
Aggregate Intrinsic Value, (C$)
Expiry Date	Mar 8, 2016
Option Exercisable
Number of Shares	125,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionTwelveMember
Option Outstanding
Number of Shares	150,000
Exercise Price, ($C)	$ 2.05
Aggregate Intrinsic Value, (C$)
Expiry Date	Jul 7, 2016
Option Exercisable
Number of Shares	112,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionThirteenMember
Option Outstanding
Number of Shares	100,000
Exercise Price, ($C)	$ 2.23
Aggregate Intrinsic Value, (C$)
Expiry Date	Jul 15, 2016
Option Exercisable
Number of Shares	75,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFourteenMember
Option Outstanding
Number of Shares	1,697,000
Exercise Price, ($C)	$ 1.25
Aggregate Intrinsic Value, (C$)
Expiry Date	Jan 6, 2017
Option Exercisable
Number of Shares	1,697,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFifteenMember
Option Outstanding
Number of Shares	50,000
Exercise Price, ($C)	$ 1.27
Aggregate Intrinsic Value, (C$)
Expiry Date	Jan 18, 2014
Option Exercisable
Number of Shares	25,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionSixteenMember
Option Outstanding
Number of Shares	100,000
Exercise Price, ($C)	$ 0.73
Aggregate Intrinsic Value, (C$)
Expiry Date	Jun 18, 2017
Option Exercisable
Number of Shares	50,000

10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		6 Months Ended		203 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Stock-based compensation
Exploration	$ 8,902		$ 266,812	$ 47,421	$ 4,074,213
General and administration	32,151	138,077	923,675	635,625	18,662,156
Total Stock-based compensation	$ 41,053	$ 138,077	$ 1,190,487	$ 683,046	$ 22,736,369

10. COMMON STOCK (Details 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Black-Scholes valuation of stock options granted
Risk-free interest rate	1.13%	2.06%
Expected life of options (years)	4 years 10 months 24 days	4 years 2 months 12 days
Annualized volatility	73.00%	74.00%
Dividend rate	0.00%	0.00%

10. COMMON STOCK (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options
Stock options granted	1,882,000
Weighted average exercise price, (C$)	$ 1.22
Weighted average fair value, (C$)	$ 0.6
Stock options exercisable	9,098,000
Closing stock price, (C$)	$ 0.63
In-the-money options vested and exercisable	0
Intrinsic value of options exercised	$ 0
Stock-based compensation
Stock option Granted	1,882,000
Fair value of stock options granted	$ 1,124,930	$ 671,037
Options Vested	2,007,000
Unvested options will fully vest	112,500
Stock-based compensation	$ 1,190,487	$ 683,046

11. SEGMENT INFORMATION (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Identifiable Assets	$ 67,332,879	$ 74,589,810
USAMember
SEGMENT INFORMATION
Identifiable Assets	54,987,972	52,424,129
CanadaMember
SEGMENT INFORMATION
Identifiable Assets	9,471,347	18,345,690
AustraliaMember
SEGMENT INFORMATION
Identifiable Assets	1,940,464	1,993,279
MongoliaMember
SEGMENT INFORMATION
Identifiable Assets	913,787	1,781,099
OtherCountryMember
SEGMENT INFORMATION
Identifiable Assets	$ 19,309	$ 45,613

12. FINANCIAL INSTRUMENTS (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Financial Instruments Details Narrative
Cash and cash equivalents	$ 10,520,262	$ 14,512,198

13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income Oci Details
Currency translation adjustment	$ 3,046,822	$ 4,496,376	$ 1,901,351	$ 3,002,717
Available for sale securities	0	3,358,932	0	2,747,997
Total Accumulated OCI, beginning of period	3,046,822	7,855,308	1,901,351	5,750,714
Currency translation adjustments	(1,107,276)	472,699	38,195	1,966,358
Unrealized gain on available for sale investments	0	104,493	0	715,428
Release of OCI on available for sale investments	0	(2,174,356)	0	(2,174,356)
Total Other comprehensive income (loss) for the period	(1,107,276)	(1,597,164)	38,195	507,430
Currency translation adjustment	1,939,546	4,969,075	1,939,546	4,969,075
Available for sale securities	0	1,289,069	0	1,289,069
Total Accumulated OCI, end of period	$ 1,939,546	$ 6,258,144	$ 1,939,546	$ 6,258,144

14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Issuance of common shares for mineral property acquisitions	540,000	40,000
Value of shares issued for mineral property acquisitions	$ 378,776	$ 122,189
OTLLC Investments	$ 492,113	$ 1,289,608

15. COMMITMENTS (Details) (USD $)	Jun. 30, 2012
COMMITMENTS
2012	$ 155,558
2013	209,511
2014	206,180
2015	209,987
2016	212,706
2017	88,628
Total	$ 1,082,570

15. COMMITMENTS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Commitments Details
Lease expense	$ 184,139	$ 170,156

17. SUBSQUENT EVENTS (Details Narrative) (USD $)	Jun. 30, 2012
Subsquent Events Details Narrative
Acquire 100% interest in certain patented lode claims within the boundaries of Ann Mason Project	$ 100,000
NSR royalty on Ann Mason claims	2.00%